Document and Entity Information	12 Months Ended
Oct. 22, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 19, 2012
Registrant Name	PYXIS FUNDS I
Central Index Key	0001354917
Amendment Flag	false
Document Creation Date	Oct. 19, 2012
Document Effective Date	Oct. 22, 2012
Prospectus Date	Oct. 22, 2012